Retirement Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 2,425	$ 1,713
Service cost	0	0	0
Interest cost	50	33	29
Actuarial loss (gain)	(141)	679
Benefit obligation at end of year	2,334	2,425	1,713
Change in plan assets:
Fair value at beginning of year	2,305	2,176
Actual return on plan assets	24	27
Employer contribution	220	102
Fair value at end of year	2,549	2,305	2,176
Funded status	215	(120)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	457	198
Accrued pension liabilities	(242)	(318)
Net amount recognized	$ 215	$ (120)